DISCONTINUED OPERATIONS (Details Narrative)			3 Months Ended		9 Months Ended
	May 02, 2022 USD ($)	May 01, 2022 USD ($) $ / shares	Jul. 31, 2023 USD ($)	Jul. 31, 2022 USD ($)	Jul. 31, 2023 USD ($)	Jul. 31, 2022 USD ($)	May 01, 2022 $ / shares
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets discontinued operation
Liabilities discontinued operation
Loss on sale of discontinued operations				$ 1,457		$ 1,457
Global Leaders Academy Limited [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of ownership interest involved in disposal		100.00%
Sale of stock, per share | (per share)		$ 0.13					$ 1
Assets discontinued operation		$ 2,094
Liabilities discontinued operation		637
Loss on sale of discontinued operations	$ 1,457	1,457
Global Leaders Academy Limited [Member] | Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Forgave liabilities		137,049
Global Leaders Academy Limited [Member] | Mr. Yip Hoi Hing Peter [Member] | Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Forgave liabilities		$ 137,049